ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,	December 31,	December 31,
	2022	2021	2020
Payroll liabilities	337,704	73,464	136,976
Expense accruals	300,207	—	—
Non-income-based taxes and funds payable	292,863	248,863	101,175
Lawsuit provision	200,818	29,132	10,244
Unused vacation liability	167,863	44,567	50,247
Customs tax provision(*)	78,232	394,029	—
Provision for occupation expense	—	—	340,462
Other current liabilities	140,282	—	—
Total	1,517,969	790,055	639,104
(*)

Based on the best estimation of the Group Management, US$ 78,232 of provision for the fine related to the customs tax detailed in note 21 has been accrued in the consolidated financial statements as of December 31, 2022 (December 31, 2021: US$ 394,029 and December 31, 2020: None).